Shareholder Report, Average Annual Return (Details) 193187_LionShares U.S. Equity Total Return ETF_TF_TSR Annual {TF}	10 Months Ended	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2026
LionShares U.S. Equity Total Return ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		LionShares U.S. Equity Total Return ETF NAV
Average Annual Return, Percent	18.16%
S&P Total Market Index (TMI) (TR) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Total Market Index (TMI) (TR)
Average Annual Return, Percent	18.42%